As filed with the Securities and Exchange Commission on February 15, 2007
Registration No. 333-

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.
Triangle Capital Corporation
(Exact name of registrant as specified in charter)
FORM N-5
REGISTRATION STATEMENT OF SMALL BUSINESS
INVESTMENT COMPANY
UNDER
THE SECURITIES ACT OF 1933
AND
THE INVESTMENT COMPANY ACT OF 1940
Triangle Mezzanine Fund LLLP
(Exact Name of Registrant as Specified in Charter)
3600 Glenwood Avenue, Suite 104
Raleigh, NC 27612
(919) 719-4770
(Address and telephone number,
including area code, of principal executive offices)
Garland S. Tucker III
President and Chief Executive Officer
3600 Glenwood Avenue, Suite 104
Raleigh, NC 27612
(Name and address of agent for service)
COPIES TO:

John A. Good, Esq.	Robert H. Rosenblum, Esq.
Bass, Berry & Sims PLC	Kirkpatrick & Lockhart Preston Gates Ellis LLP
100 Peabody Place, Suite 900	1601 K Street NW
Memphis, Tennessee 38103-3672	Washington, D.C. 20006
Tel: (901) 543-5901	Tel: (202) 778-9464
Fax: (888) 543-4644	Fax: (202) 778-9100
Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.
     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

     ☑ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-138418.
CALCULATION OF REGISTRATION FEE

		Proposed Maximum	Proposed Maximum
	Amount to Be	Offering Price per	Aggregate Offering	Amount of
Title of Securities Being Registered	Registered	Share	Price	Registration Fee
Common Stock, $0.001 par value per share of Triangle Capital Corporation (1)	805,000 (3)	$15.00 (4)	$12,075,000 (4)	$1,292.03
Partnership interests of Triangle Mezzanine Fund LLLP (2)

(1)	4,025,000 shares were registered under SEC File No. 333-138418, and a filing fee of $6,152.50 was previously paid with the earlier registration statement.

(2)	Pursuant to Rule 140 under the Securities Act of 1933, Triangle Capital Corporation is deemed to be an issuer of the partnership interests for consideration equal to the proposed maximum aggregate offering price of its common stock sold in this offering. No additional offering price will result from such deemed issuance; accordingly no additional registration fee is owed on account of this deemed offering.

(3)	Includes 105,000 shares subject to sale pursuant to the underwriters’ over-allotment option.

(4)	Estimated solely for the purpose of calculating the amount of the registration fee.

EXPLANATORY NOTE
     This registration statement is filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, and relates to the initial public offering of common stock of Triangle Capital Corporation, a Maryland corporation, contemplated by a Registration Statement on Form N-2, Securities and Exchange Commission File No. 333-138418 (the “Prior Registration Statement”), and is filed solely to increase the number of shares to be offered in such offering by 700,000 shares plus up to 105,000 additional shares that may be sold pursuant to the underwriters’ over-allotment option. The contents of the Prior Registration Statement, including the amendments thereto, are hereby incorporated into this Registration Statement on Form N-2 by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh, State of North Carolina, on February 15, 2007.

TRIANGLE CAPITAL CORPORATION
By:	/s/ Garland S. Tucker, III
Garland S. Tucker, III
President, Chief Executive Officer & Chairman of the Board of Directors

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Garland S. Tucker, III Garland S. Tucker, III	President, Chief Executive Officer and Chairman of the Board (Principal Executive Officer)	February 15, 2007
* Steven C. Lilly	Chief Financial Officer, Treasurer, Secretary and Director (Principal Financial Officer and Principal Accounting Officer)	February 15, 2007
* Brent P. W. Burgess	Chief Investment Officer and Director	February 15, 2007
* W. McComb Dunwoody	Director	February 15, 2007
* Thomas M. Garrott, III	Director	February 15, 2007

Signature	Title	Date
* Benjamin S. Goldstein	Director	February 15, 2007
* Simon B. Rich, Jr.	Director	February 15, 2007
* Sherman H. Smith, Jr.	Director	February 15, 2007

*By:	/s/ Garland S. Tucker, III

Garland S. Tucker, III, Attorney-in-Fact

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this registration statement on Form N-5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh, and the State of North Carolina, on February 15, 2007.

TRIANGLE MEZZANINE FUND LLLP

By:	TRIANGLE MEZZANINE LLC, its General Partner

By:	/s/ Garland S. Tucker, III

Name: Garland S. Tucker, III
Title: Manager
     Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-5 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Garland S. Tucker, III Garland S. Tucker, III	Manager (Principal Executive Officer) of the General Partner	February 15, 2007
/s/ Steven C. Lilly Steven C. Lilly	Manager (Principal Financial Officer and Principal Accounting Officer) of the General Partner	February 15, 2007

     All exhibits filed with or incorporated by reference in Registration Statement No. 333-138418, as amended, are incorporated by reference into, and shall be deemed a part of, this Registration Statement, except for the following which are filed herewith.
EXHIBIT LIST

Exhibit
Number	Description

l	Opinion of Venable LLP.

n.1	Consent of independent registered public accounting firm.

n.2	Consent of Venable LLP (included in Exhibit l).